Pensions (Details) - Defined Benefit Plan Reconciliations - Defined Benefit Plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period	$ 184.0	$ 169.0
Interest (credit) / cost	(0.2)	0.9
Actuarial (gain) / loss	(16.9)	21.8
Benefits paid	(1.7)	(1.6)
Foreign exchange rate changes	7.7	(6.1)
Benefit obligation at end of period	172.9	184.0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of period	184.0	169.3
Actual return on plan assets	(17.1)	22.7
Employer contribution	0.0	(0.3)
Foreign exchange rate changes	7.7	(6.1)
Fair value of plan assets at end of period	$ 172.9	$ 184.0